Borrowings - Additional Information (Details) $ in Thousands, € in Millions		1 Months Ended	6 Months Ended
	Jun. 26, 2025 USD ($) tranche	Feb. 28, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Gain (loss) extinguished of debt			$ 16,718	$ 0
Premiums and fees from repayments of borrowings			3,147
Borrowings			$ 1,118,164		$ 1,068,584
Weighted Average
Disclosure of detailed information about borrowings [line items]
Annual interest rate			10.15%		12.40%
Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	2
Borrowings, variable interest rate	6.00%
Gain (loss) extinguished of debt			$ 16,700
Factoring Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings available capacity | €		€ 10
Automatic renewal period of service		1 year
Borrowings			$ 11,500
Prior notice period		3 months
Factoring Agreement | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate		2.20%
Borrowings, term		365 days
Component One | Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	1
Borrowing facilities, maximum borrowing capacity	$ 900,000
Borrowings, variable interest rate	6.50%
Borrowing facilities, maximum borrowing capacity, accordion feature, increase limit	$ 169,000
Component One | Facility Due June 2029 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate	6.50%
Component Two | Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 65,000
Borrowings, variable interest rate	10.50%
Component Two | Facility Due June 2029 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate	10.50%
Component Three | Facility Due June 2029 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate	6.00%